PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 7 - PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows:

	June 30,
	2011	2012

Buildings	$41,388,443	$53,018,610
Machinery	4,434,365	4,758,477
Software	2,798,335	3,573,146
Vehicles	1,282,623	1,607,261
Electronic and other equipment	16,218,118	16,991,624
Construction in progress	757,390	3,648,878
	66,879,274	83,597,996

Less: Accumulated depreciation	(13,297,961)	(20,061,350)

	$53,581,313	$63,536,646

Of the total property, plant and equipment, $32,504,272 and $35,819,745 as of June 30, 2011 and 2012, respectively, are pledged for the long-term bank loans (note 15).

Construction in progress consists of capital expenditures and capitalized interest charges relating to the construction of facilities and assembly lines projects. Interest of $1,102,772, $310,551, and $102,577 during the period of construction for the years ended June 30, 2010, 2011 and 2012, respectively, have been capitalized.

The depreciation for the years ended June 30, 2010, 2011 and 2012 were $2,538,048, $4,334,113, and $6,054,199, respectively.